Cash and cash equivalents and Restricted cash (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash And Cash Equivalents Fair Value Disclosure	$ 43,638	$ 45,213
Restricted cash and cash equivalents	6,232	5,224
Restricted Cash And Cash Equivalents Fair Value Disclosure	6,232	5,224
Non-current restricted cash and cash equivalents	3,679	3,576
Current restricted cash and cash equivalents	$ 2,553	$ 1,648